Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision for Income Tax Expenses Computed at Statutory Federal Income Tax Rate to Income Taxes

A reconciliation of our provision for income tax expenses computed at the statutory federal income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Statutory tax rate	21.0%	21.0%
State tax expense, net of federal benefit	5.7%	4.0%
Executive compensation	(1.1)%	—
Non-deductible fair value adjustment	(0.5)%	(7.5)%
Other non-deductible expenses	—	(0.1)%
Tax credits	2.6%	1.3%
Other	0.2%	—
Valuation allowance	(27.9)%	(18.7)%

Effective tax rate	0.0%	0.0%

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets and liabilities are summarized as follows:

	As of December 31,
(In thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$57,949	$22,086
Operating lease liabilities	8,895	7,697
Tax credits	6,217	1,819
Equity-based compensation	2,983	2,236
Accruals and reserves	2,361	720
Amortization	736	862
Other deferred tax assets	—	33

Total gross deferred tax assets	79,141	35,453
Valuation allowance	(68,970)	(26,447)

Total deferred tax assets	10,171	9,006

Deferred tax liabilities
Depreciation	(1,772)	—
Operating lease assets	(6,592)	(7,014)
Prepaid expenses	(1,809)	(2,020)

Total deferred tax liabilities	(10,173)	(9,034)

Net deferred income tax assets (liabilities)	$(2)	$(28)

Schedule of Income Tax (Benefit) Provision

The income tax (benefit) provision consists of the following:

(In thousands)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Current tax expense
Federal	$—	$—
State	2	17
Foreign	—	—
Deferred tax expenses
Federal	(26)	28
State	—	—
Foreign	—	—

Income tax (benefit) provision, net	$(24)	$45